Total Other Non-Operating Expense (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Nonoperating Income (Expense) [Line Items]
Other Nonoperating Expense	$ (175)	$ (175)	$ 0	$ (202)